Fair Value of Total Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Target allocation	100.00%
Fair Value allocation	100.00%	100.00%
U.S. Pension Plans | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation	55.00%
Fair Value allocation	56.00%	54.00%
U.S. Pension Plans | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation	45.00%
Fair Value allocation	43.00%	46.00%
U.S. Pension Plans | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair Value allocation	1.00%
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Fair Value allocation	100.00%	100.00%
Non-U.S. Pension Plans | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value allocation	15.00%	15.00%
Non-U.S. Pension Plans | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value allocation	65.00%	63.00%
Non-U.S. Pension Plans | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair Value allocation	20.00%	22.00%